TYPE			13F-HR
PERIOD			6/30/02
FILER
     CIK		0001108234
     CCC		pta6sot$
SUBMISSION CONTACT	Peter Brockett
PHONE			213 617-4777


			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
Institutional Investment Manager Filing this Report:

Name:    Waite & Associates LLC
Address: 350 South Grand Avenue
   	 Suite 3970
   	 Los Angeles, CA  90071

13F File Number: to be assigned

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter C. Brockett
Title: Managing Director
Phone: 213 617-4777

Signature, Place, and Date of Signing

Peter C. Brockett  Los Angeles, California    August 9, 2002


Report Type:  (Check Only One.):

[X]13F HOLDINGS REPORT

[ ]13F NOTICE

[ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 30
Form 13F Information Table Value Total: 75403
List of Other Included Managers: 0


NAME OF ISSUER TITLE           VALUE NUMBER     PUT               VOTING
                 OF              X     OF   SH/   /  INVST OTHR   AUTHORITY
               CLASS CUSIP     $1000 SHARES PRN CALL DSCRE MGRS SOLE  SHAR NONE
ALCOA          COM  013817101  2970  89600  SH      SOLE        89600  0    0
AMER INTL GROUPCOM  026874107  2950  43233  SH      SOLE        43233  0    0
APPLD MATERIAL COM  038222105  1432  75300  SH      SOLE        75300  0    0
AVERY DENNISON COM  053611109  3649  58150  SH      SOLE        58150  0    0
BANK OF AM     COM  060505104  2776  39450  SH      SOLE        39450  0    0
BK OF NEW YORK COM  064057102  2575  76300  SH      SOLE        76300  0    0
BERKSHIRE HATH COM  084670207  2122    950  SH      SOL           950  0    0
CITIGROUP      COM  172967101  1949  50300  SH      SOLE        50300  0    0
CHUBB CORP     COM  171232101  2244  31700  SH      SOLE        31700  0    0
CHEVRON        COM  166751107  3301  37300  SH      SOLE        37300  0    0
COSTCO         COM  22160K105  3750  97110  SH      SOLE        97110  0    0
FANNIE MAE     COM  313586109  3422  46400  SH      SOLE        46400  0    0
HEW-PACKARD    COM  428236103   673  44048  SH      SOLE        44048  0    0
HERSHEY FOOD   COM  427866108  1365  21850  SH      SOLE        21850  0    0
IBM            COM  459200101  1751  24320  SH      SOLE        24320  0    0
INTEL CORP     COM  458140100  1281  70100  SH      SOLE        70100  0    0
INGERSOLL-RAND COM  456866102  2785  61000  SH      SOLE        61000  0    0
ILL TOOL WORKS COM  452308109  2520  36900  SH      SOLE        36900  0    0
KIMBERLY-CLARK COM  494368103  3255  52500  SH      SOLE        52500  0    0
LOWES COS      COM  548661107  3738  82340  SH      SOLE        82340  0    0
3M COMPANY     COM  604059105  3247  26400  SH      SOLE        26400  0    0
MORGAN STANLEY COM  617446448  1982  46000  SH      SOLE        46000  0    0
PEPSICO INC    COM  713448108  2179  45200  SH      SOLE        45200  0    0
ST PAUL COS    COM  792860108   957  24600  SH      SOLE        24600  0    0
SAFEWAY        COM  786514208  1877  64300  SH      SOLE        64300  0    0
TARGET         COM  87612E106  3470  91075  SH      SOLE        91075  0    0
VERIZON COMM   COM  92343V104  2554  63614  SH      SOLE        63614  0    0
WELLS FARGO CO COM  949746101  2326  46470  SH      SOLE        46470  0    0
WYETH          COM  983024100  2652  51800  SH      SOLE        51800  0    0
EXXON MOBIL    COM  30231G102  2742  67032  SH      SOLE        67032  0    0


 /TEXT
 /DOCUMENT
 /SUBMISSION